Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Other Commitments [Line Items]
Operating lease rental expenses net	$ 9.9	$ 5.8	$ 4.6
Non Cancellable Unrecorded Unconditional Purchase Obligation [Member]
Other Commitments [Line Items]
Unrecorded unconditional purchase obligation due in the next twelve months	10.3
Unrecorded unconditional purchase obligation total	$ 10.3